Note 19. Income Taxes	12 Months Ended
Oct. 31, 2012
Income Tax Disclosure [Text Block]
19.    Income Taxes

Income tax provision

The components of the Company’s income (loss) from continuing operations before income taxes and the related provision for income taxes are presented below:

Years ended October 31	2012	2011	2010
Canadian	$2,491	$57,453	$(61,247)
Foreign	1,033	3,171	(22,382)
Income (loss) from continuing operations before income taxes	$3,524	$60,624	$(83,629)

The components of the income tax expense are as follows:

Years ended October 31	2012	2011	2010
Canadian income tax expense (recovery)
Current	$(5,211)	$12,851	$(9,615)
Deferred	38,137	3,666	(6,998)
Foreign income tax (recovery) expense
Current	(533)	605	1,308
Deferred	-	-	15,492
Income tax expense	$32,393	$17,122	$187

A reconciliation of expected income taxes to reported income tax expenses is provided below.

Years ended October 31	2012	2011	2010
Expected income tax expense (recovery) at the 25% (2011 – 27%; 2010 – 30%) statutory rate	$893	$16,372	$(25,050)
Increase (decrease) in taxes as a result of:
Change in valuation allowance on deferred tax assets	48,515	(406)	19,599
Tax benefit arising on utilization of R&D tax credits	(1,339)	(438)	(11)
Net changes in reserves for uncertain tax positions(a)	14,758	1,398	(10,217)
Foreign earnings taxed at rates different from the statutory rate	(264)	(1,166)	1,726
Stock-based compensation	397	471	269
Impact of income tax rate changes	(2,297)	-	1,065
Deferred tax rate differential	1,159	788	(562)
Provision to previously filed tax returns	(5,744)	(671)	4,188
Non-taxable portion of capital loss on investments	(26,694)	-	-
Other investment write downs	-	(109)	-
Non-deductible foreign exchange losses	-	-	6,950
Impact of non-deductible expenses and other differences	3,009	883	2,230
Reported income tax expense	$32,393	$17,122	$187

(a) Excludes net changes in reserves for uncertain tax positions related to discontinued operations.

Deferred tax assets and liabilities

Components of the deferred tax assets and liabilities consist of the following temporary differences:

As of October 31	2012	2011
Tax benefit of losses carried forward	$128,124	$99,498
Tax basis in excess of book value	2,883	9,756
Investment tax credits	68,088	65,283
Provisions and reserves	385	(2,195)
Other comprehensive loss	20,025	8,609
Deferred tax assets before valuation allowance	219,505	180,951
Unrecognized tax benefits	(12,872)	-
Valuation allowance	(149,637)	(100,053)
Net deferred tax assets	$56,996	$80,898

No deferred income taxes have been provided on undistributed earnings, or relating to cash held in foreign jurisdictions as the Company has estimated that any income or withholding taxes on repatriation would not be significant.

Included within the tax benefit of losses carried forward are deferred tax assets relating to capital losses carried forward of $70.5 million (October 31, 2011 ― $41.1 million). The amount of valuation allowance recorded against these assets is $57.6 million (October 31, 2011 ― $41.1 million) and $12.9 million (October 31, 2011 - $nil) is an unrecognized tax benefit.  These tax assets relate to $545.4 million (October 31, 2011 ― $332.8 million) of gross tax assets and have an indefinite expiry period.

Investment Tax Credits

As of October 31, 2012, the Company has deferred tax assets relating to investment tax credits of $84.6 million (October 31, 2011 - $83.9 million). These ITCs will expire in various years between 2024 and 2032.  The amount of valuation allowance recorded against these assets is $35.4 million (October 31, 2011 - $nil).

Tax losses carried forward

As of October 31, 2012, the Company has deferred tax assets relating to net operating loss carryovers of $57.6 million (October 31, 2011 ― $58.4 million).  The valuation allowance recorded against these assets is $56.3 million (October 31, 2011 ― $58.1 million).  These tax assets relate to $178.7 million (October 31, 2011 ― $181.3 million) of gross tax loss carryovers.  Of the total losses, $178.7 million (October 31, 2011 ― $181.3 million) will expire in various years between 2013 and 2031.

Tax contingencies

At October 31, 2012, the gross reserves for uncertain tax positions excluding accrued interest and penalties were $33.5 million (October 31, 2011 ― $9.4 million) as noted in the following reconciliation.  The Company estimates that the total amounts of unrecognized tax benefits will decrease by $16.7 million during the year ended October 31, 2013.

As at October 31	2012	2011
Gross unrecognized tax benefits, beginning of year	$9,377	$7,842
Additions for tax positions from prior years	17,104	218
Reductions for tax positions from prior years	(3,513)	(1,177)
Additions for tax positions related to the current year	10,388	2,346
Currency translation adjustment	118	148
Gross unrecognized tax benefits, end of year	$33,474	$9,377

The Company accrues an estimate for interest and penalties related to uncertain tax positions in income tax expense.  At October 31, 2012, accrued interest and penalties related to uncertain tax positions totaled $1.9 million (October 31, 2011 ― $2.8 million).

The Company is subject to taxation in its principal jurisdiction of Canada and in numerous other countries around the world.  With few exceptions, the Company is no longer subject to examination by Canadian tax authorities for years up to and including 2005. However, most tax returns for 2006 and beyond remain open to examination by various tax authorities.

At October 31, 2012, there are $21.1 million (2011 - $9.3 million) of unrecognized tax benefits that if recognized would affect the annual effective tax rate.